Other provisions, other current liabilities and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other provisions, other current liabilities and other non-current liabilities
Schedule of Other provisions
December 31,
($ in millions) 2020 2019
Contract-related provisions

754 607
Restructuring and restructuring-related provisions

292 234
Provisions for contractual penalties and compliance and litigation matters

113 209
Provision for insurance-related reserves

176 168
Other

184 157
Total 1,519 1,375

Schedule of Other current liabilities
December 31,
($ in millions) 2020 2019
Employee-related liabilities

1,467 1,396
Accrued expenses 650 592
Non-trade payables 622 442
Income taxes payable 395 355
Accrued customer rebates 317 287
Other tax liabilities 286 282
Derivative liabilities (see Note 6)

145 143
Deferred income 130 25
Pension and other employee benefits 42 36
Accrued interest 29 44
Other

98 159
Total 4,181 3,761

Schedule of Other non-current liabilities
December 31,
($ in millions) 2020 2019
Income tax related liabilities

1,423 1,218
Deferred income 138 7
Provisions for contractual penalties and compliance and litigation matters

120 112
Employee-related liabilities

70 72
Environmental provisions 38 48
Derivative liabilities (see Note 6)

46 23
Other

190 189
Total 2,025 1,669